Stock Subscription Agreements; Share Purchase Agreements (Details Textual) (USD $)	12 Months Ended		100 Months Ended		3 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended								0 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Mar. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2013 Common Stock [Member]	Nov. 26, 2012 Rd Active [Member]	Dec. 31, 2013 Rd Active [Member]	Jul. 31, 2013 Trinity [Member]	Jun. 28, 2013 Trinity [Member]	Jun. 30, 2013 Trinity [Member]	May 24, 2013 Trinity [Member]	May 31, 2013 Trinity [Member]	May 24, 2013 Trinity [Member] Additional common share member [Member]	Nov. 22, 2013 Regency [Member]	Oct. 25, 2013 Regency [Member]	Sep. 13, 2013 Regency [Member]	Dec. 31, 2013 Regency [Member]	Jul. 25, 2013 Regency [Member]	Mar. 19, 2014 Regency [Member] Subsequent Event [Member]	Jan. 31, 2014 Regency [Member] Subsequent Event [Member]	Dec. 31, 2013 Regency [Member] Subsequent Event [Member]	Dec. 21, 2013 Regency [Member] Subsequent Event [Member]	Sep. 13, 2013 Regency [Member] Three Installements [Member]	Jul. 25, 2013 Minaurum [Member]	Sep. 13, 2013 Minaurum [Member]	Sep. 19, 2013 TAMIL [Member]	Dec. 31, 2013 TAMIL [Member]	Dec. 31, 2013 TAMIL [Member] Subsequent Event [Member]	Dec. 31, 2013 TAMIL [Member] Six Installements [Member]	Dec. 31, 2013 TAMIL [Member] First Installements [Member]	Dec. 31, 2013 TAMIL [Member] Monthly Installment [Member]
Subscription Agreement For Shares [Line Items]
Common Shares To Be Purchased As Per Subscription Agreement								300,000					1,000,000		1,000,000		600,000				1,000,000							900,000			360,000	540,000
Acquisition Rights To Purchase Of New Shares								2,700,000
Equity Issuance, Per Share Amount													$ 1.00		$ 1.35
Common Shares To Be Purchased As Per Subscription Agreement Installment 1													250,000
Common Shares To Be Purchased As Per Subscription Agreement Installment 2														250,000
Common Shares To Be Purchased As Per Subscription Agreement Installment 3											500,000
Common stock share purchased of installment 2										101,318	50,000	101,318
Common Shares Agreed To Be Purchased Number																170,000		661,500							220,500								90,000
Purchase Of Common Stock Shares																		661,500	170,000				50,000			100,000				184,825
Purchase Of Common Stock Value																														$ 184,825
Common Stock, Par Or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001						$ 1.00											$ 1.00							$ 1.00
Additional Common Stock Share Issued									1,159,500										380,000			440,000
Common Stock, Shares, Issued	39,937,432	23,542,184	39,937,432	26,822,215	674,825				924,500
Gross proceed from common stock	3,237,318	2,735,000	16,895,787		674,825
Share Price																	$ 1.00		$ 1.00					$ 0					$ 1.00
Weighted Average Price Per Share Percentage																						92.00%							92.00%
Share price Description	the purchase price to be paid for the shares to be the greater of $1.00 per share or 92% of the volume weighted average price per share for the 20 trading days
Additional Common Shares Option To Purchase Number																430,000						500,000
Preferred Stock, Shares Outstanding	19,800,000	22,665,447	19,800,000			3,000,000
Convertible Preferred Stock, Shares Issued upon Conversion						3,000,000	2,865,447
Additional Common Stock Value																						$ 440,000
Weighted Average Price Per Par Value																						$ 1.00